Intangibles, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Intangibles, Net [Abstract]
Finite-Lived Intangible Assets
	March 31, 2014	December 31, 2013
	(unaudited)
Patents	$80,000	$80,000
Less accumulated amortization	(41,000)	(39,000)
Net	$39,000	$41,000

	December 31,
	2013	2012
Patents	$80,000	$80,000
Less accumulated amortization	(39,000)	(32,000)
Net	$41,000	$48,000